INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES (Tables)	6 Months Ended
Jun. 30, 2014
Net Investment in Direct Financing and Sales Type Leases [Abstract]
Components of the investments in direct financing and sales-type leases
The following lists the components of the investments in direct financing leases as at June 30, 2014.

(in thousands of $)	June 30, 2014	December 31, 2013
Total minimum lease payments to be received	1,420,226	1,490,111
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(408,932)	(432,463)
Net minimum lease payments receivable	1,011,294	1,057,648
Estimated residual values of leased property (un-guaranteed)	278,152	278,152
Less: unearned income	(295,057)	(318,910)
	994,389	1,016,890
Less: deferred deemed equity contribution	(104,057)	(106,377)
Less: unamortized gains	(6,923)	(7,105)
Total investment in direct financing and sales-type leases	883,409	903,408

Current portion	44,978	45,148
Long-term portion	838,431	858,260
	883,409	903,408